Stock Plans - Equity settled valuation and exp (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	2	[1]
Fair value of awards vested during the year, equity settled	1
Unrecognized compensation cost on nonvested awards at end of period	24
Performance Share Units (PSUs) [Member] | Granted Year 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	1	[1],[2]
FV per unit, nonvested, equity settled	75.15	[2],[3]
Fair value of awards vested during the year, equity settled	0	[2]
Unrecognized compensation cost on nonvested awards at end of period	8	[2]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	1.0	[2]
Assumptions [Abstract]
Grant price	76.29	[2],[4]
Expected stock price volatility	17.00%	[2],[5]
Expected term (years)	1 year	[6]
Risk-free interest rate	0.98%	[2],[7]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate Per Share	1.00	[2],[8]
Performance Share Units (PSUs) [Member] | Granted Year 2014 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	1	[1],[2]
FV per unit, nonvested, equity settled	66.84	[2],[3]
Fair value of awards vested during the year, equity settled	0	[2]
Unrecognized compensation cost on nonvested awards at end of period	15	[2]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	2.0	[2]
Assumptions [Abstract]
Grant price	76.29	[2],[4]
Expected stock price volatility	15.00%	[2],[5]
Expected term (years)	2 years	[6]
Risk-free interest rate	1.02%	[2],[7]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate Per Share	1.00	[2],[8]
V I D P [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	0	[1],[9]
FV per unit, nonvested, equity settled	76.29	[10],[11]
Fair value of awards vested during the year, equity settled	1	[9]
Unrecognized compensation cost on nonvested awards at end of period	1	[9]
Assumptions [Abstract]
Grant price	76.29	[4],[9]

[1]	Comparative information for the years ended December 31, 2013 and 2012 has not been provided as no equity settled PSUs or DSUs were outstanding.
[2]	Compensation cost is based on the fair value of the awards at the modification date using the lattice-based valuation model that uses the assumptions as presented herein.
[3]	Grant date is December 9, 2014 which is the modification date of the cash settled awards to equity settled awards.
[4]	Stock price at the modification date.
[5]	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
[6]	Represents the remaining period of time that awards are expected to be outstanding.
[7]	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
[8]	Based on the annualized dividend rate.
[9]	Compensation cost is based on intrinsic value at the modification date.
[10]	Compensation cost is based on intrinsic value.
[11]	Assumptions used to determine fair value are at December 31, 2014.